SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A

File No. 033-63238
File No. 811-07742

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933				/X/

	Pre-Effective Amendment No.			/ /
	Post-Effective Amendment No.	37		/X/

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940				/X/

	Amendment No.	38

VOYAGEUR MUTUAL FUNDS

(Exact Name of Registrant as Specified in Charter)

	2005 Market Street, Philadelphia, Pennsylvania		19103-7094

	(Address of Principal Executive Offices)		(Zip Code)

Registrant’s Telephone Number, including Area Code:				(800) 523-1918

David F. Connor, Esq., 2005 Market Street, Philadelphia, PA 19103-7094

(Name and Address of Agent for Service)

Approximate Date of Public Offering: As soon as practicable after the effective date of this registration statement.

It is proposed that this filing will become effective:
/ /	immediately upon filing pursuant to paragraph (b)

/ /	on (date) pursuant to paragraph (b)

/ /	60 days after filing pursuant to paragraph (a) (1)

//	on(date) pursuant to paragraph (a)(1)

/ /	75 days after filing pursuant to paragraph (a) (2)

/ /	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate:
/ /	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Registrant is filing this Post-Effective Amendment for the purpose of adding a new class of shares, designated as the Institutional Class, to its Delaware National High-Yield Municipal Bond Fund series. The Prospectuses and Statements of Additional Information relating to the other classes of the Delaware National High-Yield Municipal Bond Fund and other series of the Registrant are not amended or superseded hereby.

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until this Registration Statement shall become effective on such date as the Commission, acting pursuant to such Section 8(a), may determine.

--- C O N T E N T S ---

This Post-Effective Amendment No. 37 to Registration File No. 033-63238 includes the following:

1.	Facing Page

2.	Contents Page

3.	Part A - Prospectus (1)

4.	Part B - Statement of Additional Information (1)

5.	Part C - Other Information

6.	Signatures

7.	Exhibits

(1)	This Registration Statement relates to the Prospectus and Statement of Additional Information for the Institutional Class shares of the Registrant's Delaware National High-Yield Municipal Bond Fund series.

Part C filed herein relates to all series of the Registrant.

The Prospectus and Statement of Additional Information for the Institutional Class shares of Delaware National High-Yield Municipal Bond Fund are incorporated into this filing by reference to Post-Effective Amendment No. 38 to the Registration Statement on Form N-1A of Delaware Group Tax-Free Fund (File No. 002-86606) filed December 29, 2008.

PART C
(Voyageur Mutual Funds)
File Nos. 033-63238/811-07742
Post-Effective Amendment No. 37

OTHER INFORMATION

Item 23.	Exhibits. The following exhibits are incorporated by reference to the Registrant’s previously filed documents indicated below, except as noted:

(a)	Articles of Incorporation.

	(1)	Executed Agreement and Declaration of Trust (December 17, 1998) incorporated into this filing by reference to Post-Effective Amendment No. 23 filed August 16, 1999.

	(2)	Executed Certificate of Trust (December 17, 1998) incorporated into this filing by reference to Post-Effective Amendment No. 23 filed August 16, 1999.

	(3)	Executed Certificate of Amendment (November 15, 2006) to the Agreement and Declaration of Trust incorporated into this filing by reference to Post-Effective Amendment No. 33 filed December 28, 2007.

(b)	By-Laws. Amended and Restated By-Laws (November 16, 2006) incorporated into this filing by reference to Post-Effective Amendment No. 33 filed December 28, 2007.

(c)	Instruments Defining Rights of Security Holders.

	(1)	Agreement and Declaration of Trust. Articles III, IV, V and VI of the Agreement and Declaration of Trust (December 17, 1998) incorporated into this filing by reference to Post-Effective Amendment No. 23 filed August 16, 1999.

	(2)	By-Laws. Article II of the Amended and Restated By-Laws (November 16, 2006) incorporated into this filing by reference to Post-Effective Amendment No. 33 filed December 28, 2007.

(d)	Investment Advisory Contracts.

	(1)	Executed Investment Management Agreement (November 1, 1999) between Delaware Management Company (a series of Delaware Management Business Trust) and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 25 filed October 30, 2000.

	(2)	Executed Investment Advisory Expense Limitation Letter (December 2008) between Delaware Management Company (a series of Delaware Management Business Trust) and Registrant incorporated into this filing by reference to Post-Effective Amendment No. 35 filed December 29, 2008.

(e)	Underwriting Contracts.

	(1)	Distribution Agreements.

(i) Executed Distribution Agreement (April 19, 2001) between Delaware Distributors, L.P. and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 26 filed October 31, 2001.

	(2)	Financial Intermediary Distribution Agreement.

(i) Executed Third Amended and Restated Financial Intermediary Distribution Agreement (January 1, 2007) between Delaware Distributors, L.P. and Lincoln Financial Distributors, Inc. incorporated into this filing by reference to Post-Effective Amendment No. 33 filed December 28, 2007.

	(3)	Dealer's Agreement (January 2001) incorporated into this filing by reference to Post- Effective Amendment No. 27 filed November 18, 2002.

	(4)	Vision Mutual Fund Gateway® Agreement (November 2000) incorporated into this filing by reference to Post-Effective Amendment No. 27 filed November 18, 2002.

	(5)	Registered Investment Advisers Agreement (January 2001) incorporated into this filing by reference to Post-Effective Amendment No. 27 filed November 18, 2002.

	(6)	Bank/Trust Agreement (August 2004) incorporated into this filing by reference to Post- Effective Amendment No 29 filed December 3, 2004.

(f)	Bonus or Profit Sharing Contracts. Not applicable.

(g)	Custodian Agreements.

	(1)	Executed Mutual Fund Custody and Services Agreement (July 20, 2007) between The Bank of New York Mellon (formerly, Mellon Bank, N.A.) and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 35 filed December 29, 2008.

(h)	Other Material Contracts.

	(1)	Executed Shareholder Services Agreement (April 19, 2001) between Delaware Service Company, Inc. and the Registrant incorporated into this filing by reference to Post- Effective Amendment No. 26 filed October 31, 2001.

(i) Executed Amendment Letter (August 23, 2002) to the Shareholder Services Agreement incorporated into this filing by reference to Post-Effective Amendment No. 28 filed October 31, 2003.

(ii) Executed Schedule B (June 2008) to the Shareholder Services Agreement incorporated into this filing by reference to Post-Effective Amendment No. 34 filed November 24, 2008.

	(2)	Executed Fund Accounting and Financial Administration Services Agreement (October 1, 2007) between The Bank of New York Mellon (formerly, Mellon Bank, N.A.) and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 33 filed December 28, 2007.

	(3)	Executed Fund Accounting and Financial Administration Oversight Agreement (October 1, 2007) between Delaware Service Company, Inc. and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 33 filed December 28, 2007.

(i)	Legal Opinion.

	(1)	Opinion and Consent of Counsel (August 5, 1999) incorporated into this filing by reference to Post-Effective Amendment No. 23 filed August 16, 1999.

(2) Opinion and Consent of Counsel with respect to the Institutional Class of Delaware National High-Yield Municipal Bond Fund filed herewith as Exhibit No. EX-99.i.2.

(j)	Other Opinions. Consent of Independent Registered Public Accounting Firm (December 2008) attached as Exhibit No. EX-99.j.

(k)	Omitted Financial Statements. Not applicable.

(l)	Initial Capital Agreements. Not applicable.

(m)	Rule 12b-1 Plan. Plans under Rule 12b-1 for Class A, B and C (April 19, 2001) incorporated into this filing by reference to Post-Effective Amendment No. 26 filed October 31, 2001.

(n)	Rule 18f-3 Plan.

(1) Plan under Rule 18f-3 (August 31, 2006) incorporated into this filing by reference to Post- Effective Amendment No. 35 filed December 29, 2008.

(i)	Appendix A (November 19, 2008) to Plan under Rule 18f-3 incorporated into this filing by reference to Post-Effective Amendment No. 35 filed December 29, 2008.

(o)	Reserved.

(p)	Codes of Ethics.

	(1)	Code of Ethics for the Delaware Investments Family of Funds (August 2008) incorporated into this filing by reference to Post-Effective Amendment No. 35 filed December 29, 2008.

	(2)	Code of Ethics for Delaware Investments (Delaware Management Company, a series of Delaware Management Business Trust, and Delaware Distributors, L.P.) (August 2008) incorporated into this filing by reference to Post-Effective Amendment No. 35 filed December 29, 2008.

	(3)	Code of Ethics for Lincoln Financial Distributors, Inc. (June 2007) incorporated into this filing by reference to Post-Effective Amendment No. 33 filed December 28, 2007.

(q)	Other. Powers of Attorney (May 17, 2007) incorporated into this filing by reference to Post- Effective Amendment No. 33 filed December 28, 2007.

Item 24.	Persons Controlled by or Under Common Control with Registrant. None.

Item 25.	Indemnification. Article VII, Section 2 (November 15, 2006) to the Agreement and Declaration of
Trust incorporated into this filing by reference to Post-Effective Amendment No. 33 filed December
28, 2007. Article VI of the Amended and Restated By-Laws (November 16, 2006) incorporated into this filing by reference to Post-Effective Amendment No. 33 filed December 28, 2007.

Item 26.	Business and Other Connections of the Investment Adviser.

Delaware Management Company (the “Manager”), a series of Delaware Management Business Trust, serves as investment manager to the Registrant and also serves as investment manager or sub-advisor to certain of the other funds in the Delaware Investments® Funds (Delaware Group® Adviser Funds, Delaware Group Cash Reserve, Delaware Group Equity Funds I, Delaware Group Equity Funds II, Delaware Group Equity Funds III, Delaware Group Equity Funds IV, Delaware Group Equity Funds V, Delaware Group Foundation Funds, Delaware Group Global & International Funds, Delaware Group

Government Fund, Delaware Group Income Funds, Delaware Group Limited Term Government Funds, Delaware Group State Tax-Free Income Trust, Delaware Group Tax Free Fund, Delaware Group Tax Free Money Fund, Delaware Pooled® Trust, Delaware VIP® Trust, Optimum Fund Trust, Voyageur Insured Funds, Voyageur Intermediate Tax-Free Funds, Voyageur Mutual Funds II, Voyageur Mutual Funds III, Voyageur Tax-Free Funds, Delaware Investments Dividend and Income Fund, Inc., Delaware Investments Global Dividend and Income Fund, Inc., Delaware Investments Arizona Municipal Income Fund, Inc., Delaware Investments Colorado Municipal Income Fund, Inc., Delaware Investments National Municipal Income Fund, Delaware Investments Minnesota Municipal Income Fund II, Inc., and Delaware Enhanced Global Dividend and Income Fund) as well as to certain non-affiliated registered investment companies. In addition, certain officers of the Manager also serve as trustees of other Delaware Investments Funds®, and certain officers are also officers of these other funds. A company indirectly owned by the Manager’s parent company acts as principal underwriter to the mutual funds in the Delaware Investments Funds® (see Item 27 below) and another such company acts as the shareholder services, dividend disbursing, accounting servicing and transfer agent for all of the Delaware Investments Funds.

The following persons serving as directors or officers of the Manager have held the following positions during the past two years. Unless otherwise noted, the principal business address of the directors and officers of the Manager is 2005 Market Street, Philadelphia, PA 19103-7094.

Name and Principal	Positions and Offices	Positions and Offices with	Other Positions and Offices
Business Address	with Manager	Registrant	Held

Patrick P. Coyne	President	Chairman/President/Chief	Mr. Coyne has served in various
		Executive Officer	executive capacities within
Delaware Investments

President – Lincoln National
Investment Companies, Inc.

Director – Kaydon Corp.

Board of Governors Member –
Investment Company Institute
(ICI)

Member of Investment
Committee Cradle of Liberty
Council, BSA

Finance Committee Member –
St. John Vianney Roman
Catholic Church

Michael J. Hogan[1]	Executive Vice	Executive Vice	Mr. Hogan has served in various
	President/Head of Equity	President/Head of Equity	executive capacities within
	Investments	Investments	Delaware Investments

John C. E. Campbell	Executive Vice	None	Mr. Campbell has served in
	President/Global		various executive capacities
	Marketing & Client		within Delaware Investments
Services

Philip N. Russo	Executive Vice	None	Mr. Russo has served in various
	President/Chief		executive capacities within
	Administrative Officer		Delaware Investments

See Yeng Quek	Executive Vice	Executive Vice	Mr. Quek has served in various
	President/Managing	President/Managing	executive capacities within
	Director/Chief	Director, Fixed Income	Delaware Investments
Investment Officer,

Name and Principal	Positions and Offices	Positions and Offices with	Other Positions and Offices
Business Address	with Manager	Registrant	Held

	Fixed Income		Executive Vice
President/Managing Director/
Chief Investment Officer, Fixed
Income –Lincoln National
Investment Companies, Inc.

Director/Trustee - HYPPCO
Finance Company Ltd.

Douglas L. Anderson	Senior Vice President –	None	Mr. Anderson has served in
	Operations		various executive capacities
within Delaware Investments

Marshall T. Bassett	Senior Vice	Senior Vice President/Chief	Mr. Bassett has served in
	President/Chief	Investment Officer —	various executive capacities
	Investment Officer —	Emerging Growth Equity	within Delaware Investments
Emerging Growth Equity

Joseph R. Baxter	Senior Vice	Senior Vice President/Head	Mr. Baxter has served in various
	President/Head of	of Municipal Bond	executive capacities within
	Municipal Bond	Investments	Delaware Investments
Investments

Christopher S. Beck	Senior Vice	Senior Vice	Mr. Beck has served in various
	President/Senior	President/Senior Portfolio	executive capacities within
	Portfolio Manager	Manager	Delaware Investments

Michael P. Buckley	Senior Vice	Senior Vice	Mr. Buckley has served in
	President/Director of	President/Director of	various executive capacities
	Municipal Research	Municipal Research	within Delaware Investments

Stephen J. Busch	Senior Vice President –	Senior Vice President–	Mr. Busch has served in various
	Investment Accounting	Investment Accounting	executive capacities within
Delaware Investments

Michael F. Capuzzi	Senior Vice President —	Senior Vice President —	Mr. Capuzzi has served in
	Investment Systems	Investment Systems	various executive capacities
within Delaware Investments

Lui-Er Chen[2]	Senior Vice	Senior Vice	Mr. Chen has served in various
	President/Senior	President/Senior Portfolio	executive capacities within
	Portfolio Manager/Chief	Manager/Chief Investment	Delaware Investments
	Investment Officer,	Officer, Emerging Markets
Emerging Markets

Thomas H. Chow	Senior Vice	Senior Vice	Mr. Chow has served in various
	President/Senior	President/Senior Portfolio	executive capacities within
	Portfolio Manager	Manager	Delaware Investments

Robert F. Collins	Senior Vice	Senior Vice	Mr. Collins has served in
	President/Senior	President/Senior Portfolio	various executive capacities
	Portfolio Manager	Manager	within Delaware Investments

Stephen J. Czepiel[3]	Senior Vice	Senior Vice	Mr. Czepiel has served in
	President/Portfolio	President/Portfolio	various executive capacities
	Manager/Senior	Manager/Head Municipal	within Delaware Investments
	Municipal Bond Trader	Bond Trader

Chuck M. Devereux	Senior Vice	Senior Vice	Mr. Devereux has served in
	President/Senior	President/Senior Research	various executive capacities
	Research Analyst	Analyst	within Delaware Investments

Roger A. Early[4]	Senior Vice	Senior Vice	Mr. Early has served in various
	President/Senior	President/Senior Portfolio	executive capacities within
	Portfolio Manager	Manager	Delaware Investments

Stuart M. George	Senior Vice	Senior Vice President/Head	Mr. George has served in

Name and Principal	Positions and Offices	Positions and Offices with	Other Positions and Offices
Business Address	with Manager	Registrant	Held

	President/Head of Equity	of Equity Trading	various executive capacities
	Trading		within Delaware Investments

Paul Grillo	Senior Vice	Senior Vice	Mr. Grillo has served in various
	President/Senior	President/Senior Portfolio	executive capacities within
	Portfolio Manager	Manager	Delaware Investments

William F. Keelan	Senior Vice	Senior Vice	Mr. Keelan has served in
	President/Director of	President/Director of	various executive capacities
	Quantitative Research	Quantitative Research	within Delaware Investments

Kevin P. Loome[5]	Senior Vice	Senior Vice	Mr. Loome has served in
	President/Senior	President/Senior Portfolio	various executive capacities
	Portfolio Manager/Head	Manager/Head of High	within Delaware Investments
	of High Yield	Yield Investments
Investments

Francis X. Morris	Senior Vice	Senior Vice President/Chief	Mr. Morris has served in various
	President/Chief	Investment Officer — Core	executive capacities within
	Investment Officer —	Equity	Delaware Investments
Core Equity

Brian L. Murray, Jr.	Senior Vice	Senior Vice President/ Chief	Mr. Murray has served in
	President/Chief	Compliance Officer	various executive capacities
	Compliance Officer		within Delaware Investments

Senior Vice President/Chief
Compliance Officer – Lincoln
National Investment Companies,
Inc.

Susan L. Natalini	Senior Vice	None	Ms. Natalini has served in
	President/Marketing &		various executive capacities
	Shared Services		within Delaware Investments

D. Tysen Nutt	Senior Vice	Senior Vice President/Chief	Mr. Nutt has served in various
	President/Chief	Investment Officer,	executive capacities within
	Investment Officer, Large	Large Cap Value Equity	Delaware Investments
Cap Value Equity

Philip O. Obazee	Senior Vice	Senior Vice	Mr. Obazee has served in
	President/Derivatives	President/Derivatives	various executive capacities
	Manager	Manager	within Delaware Investments

David P. O’Connor	Senior Vice	Senior Vice	Mr. O’Connor has served in
	President/Strategic	President/Strategic	various executive capacities
	Investment Relationships	Investment Relationships	within Delaware Investments
	and Initiatives/General	and Initiatives/General
	Counsel	Counsel	Senior Vice President/ Strategic

Investment Relationships and
Initiatives/ General
Counsel/Chief Legal Officer –
Optimum Fund Trust

Senior Vice President/ Strategic
Investment Relationships and
Initiatives/ General
Counsel/Chief Legal Officer -
Lincoln National Investment
Companies, Inc.

Philip R. Perkins	Senior Vice	Senior Vice	Mr. Perkins has served in
	President/Senior	President/Senior Portfolio	various executive capacities

Name and Principal	Positions and Offices	Positions and Offices with	Other Positions and Offices
Business Address	with Manager	Registrant	Held

	Portfolio Manager	Manager	within Delaware Investments

Richard Salus	Senior Vice President/	Senior Vice President/Chief	Mr. Salus has served in various
	Controller/Treasurer	Financial Officer	executive capacities within
Delaware Investments

Senior Vice President/
Controller/Treasurer - Lincoln
National Investment Companies,
Inc.

Senior Vice President/Chief
Financial Officer – Optimum
Fund Trust

Jeffrey S. Van Harte[6]	Senior Vice	Senior Vice President/Chief	Mr. Van Harte has served in
	President/Chief	Investment Officer —	various executive capacities
	Investment Officer —	Focus Growth Equity	within Delaware Investments
Focus Growth Equity

Babak Zenouzi[7]	Senior Vice	Senior Vice	Mr. Zenouzi has served in
	President/Senior	President/Senior Portfolio	various executive capacities
	Portfolio Manager	Manager	within Delaware Investments

Gary T. Abrams	Vice President/Senior	Vice President/Senior	Mr. Abrams has served in
	Equity Trader	Equity Trader	various executive capacities
within Delaware Investments

Christopher S. Adams	Vice President/Portfolio	Vice President/Portfolio	Mr. Adams has served in
	Manager/Senior Equity	Manager/Senior Equity	various executive capacities
	Analyst	Analyst	within Delaware Investments

Damon J. Andres	Vice President/Senior	Vice President/Senior	Mr. Andres has served in
	Portfolio Manager	Portfolio Manager	various executive capacities
within Delaware Investments

Wayne A. Anglace[8]	Vice President/Credit	Vice President/Credit	Mr. Anglace has served in
	Research Analyst	Research Analyst	various executive capacities
within Delaware Investments

Margaret MacCarthy	Vice	Vice President/Investment	Ms. Bacon has served in various
Bacon[9]	President/Investment	Specialist	executive capacities within
	Specialist		Delaware Investments

Todd Bassion[10]	Vice President/Senior	Vice President/Portfolio	Mr. Bassion has served in
	Research Analyst	Manager	various executive capacities
within Delaware Investments

Jo Anne Bennick	Vice President/15(c)	Vice President/15(c)	Ms. Bennick has served in
	Reporting	Reporting	various executive capacities
within Delaware Investments

Richard E. Biester	Vice President/Equity	Vice President/Equity	Mr. Biester has served in
	Trader	Trader	various executive capacities
within Delaware Investments

Patricia L. Bakely	Vice President/Assistant	Vice President/Assistant	Ms. Bakely has served in
	Controller	Controller	various executive capacities
within Delaware Investments

Christopher J.	Vice President/Senior	Vice President/Senior	Mr. Bonavico has served in
Bonavico[11]	Portfolio Manager/Equity	Portfolio Manager/Equity	various executive capacities
	Analyst	Analyst	within Delaware Investments

Vincent A.	Vice President/Senior	Vice President/Senior	Mr. Brancaccio has served in
Brancaccio	Equity Trader	Equity Trader	various executive capacities
within Delaware Investments

Name and Principal	Positions and Offices	Positions and Offices with	Other Positions and Offices
Business Address	with Manager	Registrant	Held

Kenneth F. Broad[12]	Vice President/Senior	Vice President/Senior	Mr. Broad has served in various
	Portfolio Manager/Equity	Portfolio Manager/Equity	executive capacities within
	Analyst	Analyst	Delaware Investments

Kevin J. Brown[13]	Vice President/	Vice President/	Mr. Brown has served in various
	Senior Investment	Senior Investment Specialist	executive capacities within
	Specialist		Delaware Investments

Mary Ellen M.	Vice President/Client	Vice President/Client	Ms. Carrozza has served in
Carrozza	Services	Services	various executive capacities
within Delaware Investments

Stephen G. Catricks	Vice President/Portfolio	Vice President/Portfolio	Mr. Catricks has served in
	Manager	Manager	various executive capacities
within Delaware Investments

Wen-Dar Chen[14]	Vice President/Portfolio	Vice President/Portfolio	Mr. Chen has served in various
	Manager	Manager	executive capacities within
Delaware Investments

Anthony G. Ciavarelli	Vice President/Assistant	Vice President/Associate	Mr. Ciavarelli has served in
	General	General Counsel/Assistant	various executive capacities
	Counsel/Assistant	Secretary	within Delaware Investments
Secretary
Vice President/Associate
General Counsel/Assistant
Secretary – Lincoln National
Investment Companies, Inc.

David F. Connor	Vice President/Deputy	Vice President/Deputy	Mr. Connor has served in
	General	General Counsel/Secretary	various executive capacities
	Counsel/Secretary		within Delaware Investments

Vice President/Deputy General
Counsel/Secretary – Optimum
Fund Trust

Vice President/Deputy General
Counsel/ Secretary - Lincoln
National Investment Companies,
Inc.

Michael Costanzo	Vice	Vice President/Performance	Mr. Costanzo has served in
	President/Performance	Analyst Manager	various executive capacities
	Analyst Manager		within Delaware Investments

Kishor K. Daga	Vice	Vice President/Derivatives	Mr. Daga has served in various
	President/Derivatives	Operations	executive capacities within
	Operations		Delaware Investments

Cori E. Daggett	Vice President/Counsel/	Vice President/Associate	Ms. Daggett has served in
	Assistant Secretary	General Counsel/Assistant	various executive capacities
		Secretary	within Delaware Investments

Craig C. Dembek[15]	Vice President/Senior	Vice President/Senior	Mr. Dembek has served in
	Research Analyst	Research Analyst	various executive capacities
within Delaware Investments

Camillo D’Orazio	Vice	Vice President/Investment	Mr. D’Orazio has served in
	President/Investment	Accounting	various executive capacities
	Accounting		within Delaware Investments

Christopher M.	Vice President/Portfolio	Vice President/Portfolio	Mr. Ericksen has served in
Ericksen[16]	Manager/Equity Analyst	Manager/Equity Analyst	various executive capacities
within Delaware Investments

Name and Principal	Positions and Offices	Positions and Offices with	Other Positions and Offices
Business Address	with Manager	Registrant	Held

Joel A. Ettinger	Vice President –	Vice President – Taxation	Mr. Ettinger has served in
	Taxation		various executive capacities
within Delaware Investments

Vice President/Taxation -
Lincoln National Investment
Companies, Inc.

Devon K. Everhart	Vice President/Senior	Vice President/Senior	Mr. Everhart has served in
	Research Analyst	Research Analyst	various executive capacities
within Delaware Investments

Joseph Fiorilla	Vice President – Trading	Vice President – Trading	Mr. Fiorilla has served in
	Operations	Operations	various executive capacities
within Delaware Investments

Charles E. Fish	Vice President/Senior	Vice President/Senior	Mr. Fish has served in various
	Equity Trader	Equity Trader	executive capacities within
Delaware Investments

Clifford M. Fisher	Vice President/Senior	Vice President/Senior	Mr. Fisher has served in various
	Municipal Bond Trader	Municipal Bond Trader	executive capacities within
Delaware Investments

Patrick G. Fortier[17]	Vice President/Portfolio	Vice President/Portfolio	Mr. Fortier has served in various
	Manager/Equity Analyst	Manager/Equity Analyst	executive capacities within
Delaware Investments

Paul D. Foster	Vice	None	Mr. Foster has served in various
	President/Investment		executive capacities within
	Specialist — Emerging		Delaware Investments
Growth Equity

Denise A. Franchetti	Vice President/Portfolio	Vice President/Portfolio	Ms. Franchetti has served in
	Manager/Municipal	Manager/Municipal Bond	various executive capacities
	Bond Credit Analyst	Credit Analyst	within Delaware Investments

Lawrence G. Franko[18]	Vice President/ Senior	Vice President/ Senior	Mr. Franko has served in
	Equity Analyst	Equity Analyst	various executive capacities
within Delaware Investments

Daniel V. Geatens	Vice President/Director	Vice President/Treasurer	Mr. Geatens has served in
	of Financial		various executive capacities
	Administration		within Delaware Investments

Barry S. Gladstein	Vice President/Portfolio	Vice President/Portfolio	Mr. Gladstein has served in
	Manager	Manager	various executive capacities
within Delaware Investments

Gregory A. Gizzi[19]	Vice President/ Head	Vice President/ Head	Mr. Gizzi has served in various
	Municipal Bond Trader	Municipal Bond Trader	exective capacities with
Delaware Investments

Gregg Gola[20]	Vice President/Senior	Vice President/Senior High	Mr. Gola has served in various
	High Yield Trader	Yield Trader	executive capacities within
Delaware Investments

Christopher	Vice President/Senior	Vice President/Senior	Mr. Gowlland has served in
Gowlland[21]	Quantitative Analyst	Quantitative Analyst	various executive capacities
within Delaware Investments

Edward Gray[22]	Vice President/Senior	Vice President/Senior	Mr. Gray has served in various
	Portfolio Manager	Portfolio Manager	executive capacities within
Delaware Investments

David J. Hamilton	Vice President/Fixed	Vice President/Credit	Mr. Hamilton has served in
	Income Analyst	Research Analyst	various executive capacities

Name and Principal	Positions and Offices	Positions and Offices with	Other Positions and Offices
Business Address	with Manager	Registrant	Held

within Delaware Investments

Brian Hamlet[23]	Vice President/Senior	Vice President/Senior	Mr. Hamlet has served in
	Corporate Bond Trader	Corporate Bond Trader	various executive capacities
within Delaware Investments

Lisa L. Hansen[24]	Vice President/Head of	Vice President/Head of	Ms. Hansen has served in
	Focus Growth Equity	Focus Growth Equity	various executive capacities
	Trading	Trading	within Delaware Investments

Gregory M.	Vice President/Portfolio	Vice President/Portfolio	Mr. Heywood has served in
Heywood[25]	Manager/Equity Analyst	Manager/Equity Analyst	various executive capacities
within Delaware Investments

Sharon Hill	Vice President/Head of	Vice President/Head of	Ms. Hill has served in various
	Equity Quantitative	Equity Quantitative	executive capacities within
	Research and Analytics	Research and Analytics	Delaware Investments

Christopher M.	Vice President/Portfolio	Vice President/Portfolio	Mr. Holland has served in
Holland	Manager	Manager	various executive capacities
within Delaware Investments

Chungwei Hsia[26]	Vice President/ Senior	Vice President/ Senior	Mr. Hsia has served in various
	Research Analyst	Research Analyst	executive capacities within
Delaware Investments

Michael E. Hughes	Vice President/Senior	Vice President/Senior	Mr. Hughes has served in
	Equity Analyst	Equity Analyst	various executive capacities
within Delaware Investments

Jordan L. Irving	Vice President/Senior	Vice President/Senior	Mr. Irving has served in various
	Portfolio Manager	Portfolio Manager	executive capacities within
Delaware Investments

Cynthia Isom	Vice President/Senior	Vice President/Portfolio	Ms. Isom has served in various
	Portfolio Manager	Manager	executive capacities within
Delaware Investments

Kenneth R. Jackson	Vice	Vice President/Equity	Mr. Jackson has served in
	President/Quantitative	Trader	various executive capacities
	Analyst		within Delaware Investments

Stephen M.	Vice President/Structured	Vice President/Structured	Mr. Juszczyszyn has served in
Juszczyszyn[27]	Products Analyst/Trader	Products Analyst/Trader	various executive capacities
within Delaware Investments

Audrey E. Kohart	Vice President -	Vice President - Financial	Ms. Kohart has served in
	Financial Planning and	Planning and Reporting	various executive capacities
	Reporting		within Delaware Investments

Anu B. Kothari[28]	Vice President/ Equity	Vice President/ Equity	Ms. Kothari has served in
	Analyst	Analyst	various executive capacities
within Delaware Investments

Roseanne L. Kropp	Vice President/ Senior	Vice President/Senior Fund	Ms. Kropp has served in various
	Fund Analyst II - High	Analyst – High Grade	executive capacities within
	Grade		Delaware Investments

Nikhil G. Lalvani	Vice President/Senior	Vice President/Portfolio	Mr. Lalvani has served in
	Equity Analyst/Portfolio	Manager	various executive capacities
	Manager		within Delaware Investments

Steven T. Lampe	Vice President/Portfolio	Vice President/Portfolio	Mr. Lampe has served in
	Manager	Manager	various executive capacities
within Delaware Investments

Brian R. Lauzon[29]	Vice President/ Chief	Vice President/ Chief	Mr. Lauzon has served in
	Operating Officer, Equity	Operating Officer, Equity	various executive capacities
	Investments	Investments	with Delaware Investments

Anthony A. Lombardi	Vice President/Senior	Vice President/Senior	Mr. Lombardi has served in

Name and Principal	Positions and Offices	Positions and Offices with	Other Positions and Offices
Business Address	with Manager	Registrant	Held

	Portfolio Manager	Portfolio Manager	various executive capacities
within Delaware Investments

Francis P. Magee	Vice President/Portfolio	Vice President/Portfolio	Mr. Magee has served in various
	Analyst	Analyst	executive capacities within
Delaware Investments

John P. McCarthy[30]	Vice President/Senior	Vice President/Senior	Mr. McCarthy has served in
	Research Analyst/Trader	Research Analyst/Trader	various executive capacities
within Delaware Investments

Brian McDonnell[31]	Vice President/Structured	Vice President/Structured	Mr. McDonnell has served in
	Products Analyst/Trader	Products Analyst/Trader	various executive capacities
within Delaware Investments

Michael S. Morris	Vice President/Portfolio	Vice President/Portfolio	Mr. Morris has served in various
	Manager/Senior Equity	Manager/Senior Equity	executive capacities within
	Analyst	Analyst	Delaware Investments

Victor Mostrowski[32]	Vice President/ Senior	Vice President/ Senior	Mr. Mostrowski has served in
	Portfolio Manager	Portfolio Manager	various executive capacities
within Delaware Investments

Terrance M.	Vice President/ Fixed	Vice President/ Fixed	Mr. O’Brien has served in
O’Brien[33]	Income Reporting	Income Reporting Analyst	various executive capacities
	Analyst		with Delaware Investments

Donald G. Padilla	Vice President/Portfolio	Vice President/Portfolio	Mr. Padilla has served in
	Manager/Senior Equity	Manager/Senior Equity	various executive capacities
	Analyst	Analyst	within Delaware Investments

Daniel J. Prislin[34]	Vice President/Senior	Vice President/Senior	Mr. Prislin has served in various
	Portfolio Manager/Equity	Portfolio Manager/Equity	executive capacities within
	Analyst	Analyst	Delaware Investments

Gretchen Regan	Vice	Vice President/Quantitative	Ms. Regan has served in various
	President/Quantitative	Analyst	executive capacities within
	Analyst		Delaware Investments

Carl Rice	Vice President/Senior	Vice President/Senior	Mr. Rice has served in various
	Investment Specialist,	Investment Specialist, Large	executive capacities within
	Large Cap Value Focus	Cap Value Focus Equity	Delaware Investments
Equity

Joseph T. Rogina	Vice President/Equity	Vice President/Equity	Mr. Rogina has served in
	Trader	Trader	various executive capacities
within Delaware Investments

Debbie A. Sabo[35]	Vice President/Equity	Vice President/Equity	Ms. Sabo has served in various
	Trader – Focus Growth	Trader – Focus Growth	executive capacities within
	Equity	Equity	Delaware Investments

Kevin C. Schildt	Vice President/Senior	Vice President/Senior	Mr. Schildt has served in
	Municipal Credit Analyst	Municipal Credit Analyst	various executive capacities
within Delaware Investments

Bruce Schoenfeld[36]	Vice President/Equity	Vice President/Equity	Mr. Schoenfeld has served in
	Analyst	Analyst	various executive capacities
within Delaware Investments

Richard D. Seidel	Vice President/Assistant	None	Mr. Seidel has served in various
	Controller/Assistant		executive capacities within
	Treasurer		Delaware Investments

Vice President/Assistant
Controller/Assistant Treasurer -
Lincoln National Investment
Companies, Inc.

Name and Principal	Positions and Offices	Positions and Offices with	Other Positions and Offices
Business Address	with Manager	Registrant	Held

Nancy E. Smith	Vice President —	Vice President —	Ms. Smith has served in various
	Investment Accounting	Investment Accounting	executive capacities within
Delaware Investments

Brenda L. Sprigman	Vice President/Business	Vice President/Business	Ms. Sprigman has served in
	Manager – Fixed Income	Manager – Fixed Income	various executive capacities
within Delaware Investments

Michael T. Taggart	Vice President –	None	Mr. Taggart has served in
	Facilities &		various executive capacities
	Administrative Services		within Delaware Investments

Junee Tan-Torres[37]	Vice President/	Vice President/ Structured	Mr. Tan-Torress has served in
	Structured Solutions	Solutions	various executive capacities
within Delaware Investments

Risé Taylor	Vice President/Strategic	None	Ms. Taylor has served in various
	Investment Relationships		executive capacities within
Delaware Investments

Rudy D. Torrijos, III	Vice President/ Portfolio	Vice President/ Portfolio	Mr. Torrijos has served in
	Manager	Manager	various executive capacities
within Delaware Investments

Michael Tung[38]	Vice President/ Portfolio	Vice President/ Portfolio	Mr. Tung has served in various
	Manager	Manager	executive capacities within
Delaware Investments

Robert A. Vogel, Jr.	Vice President/Senior	Vice President/Senior	Mr. Vogel has served in various
	Portfolio Manager	Portfolio Manager	executive capacities within
Delaware Investments

Lori P. Wachs	Vice President/Portfolio	Vice President/Portfolio	Ms. Wachs has served in
	Manager	Manager	various executive capacities
within Delaware Investments

Jeffrey S. Wang[39]	Vice President/ Equity	Vice President/ Equity	Mr. Wang has served in various
	Analyst	Analyst	executive capacities within
Delaware Investments

Michael G.	Vice President/ Senior	Vice President/ Senior	Mr. Wildstein has served in
Wildstein[40]	Research Analyst	Research Analyst	various executive capacities
within Delaware Investments

Kathryn R. Williams	Vice President/Associate	Vice President/Associate	Ms. Williams has served in
	General	General Counsel/Assistant	various executive capacities
	Counsel/Assistant	Secretary	within Delaware Investments
Secretary
Vice President/Associate
General Counsel/Assistant
Secretary – Lincoln National
Investment Companies, Inc.

Nashira Wynn	Vice President/Senior	Vice President/Portfolio	Ms. Wynn has served in various
	Equity Analyst/Portfolio	Manager	executive capacities within
	Manager		Delaware Investments

Guojia Zhang[41]	Vice President/Equity	Vice President/Equity	Mr. Zhang has served in various
	Analyst	Analyst	executive capacities within
Delaware Investments

Douglas R. Zinser[42]	Vice President/Credit	Vice President/Credit	Mr. Zinser has served in various
	Research Analyst	Research Analyst	executive capacities within
Delaware Investments

1.	Managing Director/Global Head of Equity (2004-2007) and Director/Portfolio Strategist (1996-2004), SEI Investments.

2.	Managing Director/Senior Portfolio Manager, Evergreen Investment Management Company, 1995.

3.	Vice President, Mesirow Financial, 1993-2004.

4.	Senior Portfolio Manager, Chartwell Investment Partners, 2003-2007; Chief Investment Officer, Turner Investments, 2002-2003.

5.	Portfolio Manager/Analyst, T. Rowe Price, 1996-2007.

6.	Principal/Executive Vice President, Transamerica Investment Management, LLC, 1980-2005

7.	Senior Portfolio Manager, Chartwell Investment Partners, 1999-2006.

8.	Research Analyst, Gartmore Global Investments, 2004-2007; Vice President - Private Client Researcher, Deutsche Bank Alex. Brown, 2000-2004.

9.	Client Service Officer, Thomas Weisel Partners, 2002-2005.

10.	Senior Research Associate, Thomas Weisel Partners, 2002-2005.

11.	Principal/Portfolio Manager, Transamerica Investment Management, LLC, 1993-2005.

12.	Principal/Portfolio Manager, Transamerica Investment Management, LLC, 2000-2005.

13.	Director – Institutional Equity Sales, Merrill Lynch, 2003-2006

14.	Quantitative Analyst, J.P. Morgan Securities, 1998-2004.

15.	Senior Fixed Income Analyst, Chartwell Investment Partners, 2003-2007; Senior Fixed Income Analyst,

Stein, Roe & Farnham, 2000-2003.

16.	Portfolio Manager, Transamerica Investment Management, LLC, 2004-2005; Vice President/Portfolio Manager, Goldman Sachs 1994-2004.

17.	Portfolio Manager, Transamerica Investment Management, LLC, 2000-2005.

18.	Finance Professor, University of Massachusetts, 1987-2006; Co-founder, Arborway Capital, 2005; Senior Investment Professional, Thomas Weisel Partners, 2002-2005; Senior Investment Professional, ValueQuest, 1987-2002.

19.	Vice President, Lehman Brothers, 2002-2008.

20.	Executive Director, Morgan Stanley Investment Manager, Miller, Anderson and Sherrerd, 1998-2007.

21.	Vice President/Senior Quantitative Analyst, State Street Global Markets LLC, 2005-2007; Quantitative Strategist, Morgan Stanley, 2004-2005; Investment Banker, Commerzbank Securities, 2000-2004.

22.	Portfolio Manager, Thomas Weisel Partners, 2002-2005.

23.	Vice President, Lehman Brothers Holdings, 2003-2007.

24.	Principal/Portfolio Manager/Senior Trader, Transamerica Investment Management, LLC, 1997-2005.

25.	Senior Research Analyst, Transamerica Investment Management, LLC, 2004-2005; Senior Analyst, Wells CapitalManagement, LLC 2003-2004; Senior Analyst, Montgomery Asset Management 1996-2003.

26.	Senior Analyst, Oppenheimerfunds, 2006-2007; Senior Analyst, Merrill Lynch Investment Managers, 2005- 2006; Analyst, Federated Investors, 2001-2005.

27.	Director of Fixed Income Trading, Sovereign Bank Capital Markets, 2001-2007.

28.	Equity Research Analyst, State Street Global Advisors, 2002-2008.

29.	Director of Marketing, Merganser Capital Management, 2001-2007.

30.	Senior High Yield Trader, Chartwell Investment Partners, 2002-2007.

31.	Managing Director – Fixed Income Trading, Sovereign Securities, 2001-2007.

32.	Senior Portfolio Manager, HSBC Halbis Partners (USA), 2006-2007; Global Fixed Income Portfolio Manager, State of New Jersey, Department of Treasury, Division of Investment, 1999-2006.

33.	Senior Software Developer/Technical Lead, Advisorport/PFPC, 2000-2005.

34.	Principal/Portfolio Manager, Transamerica Investment Management, LLC, 1998-2005.

35.	Head Trader, McMorgan & Company, 2003-2005.

36.	Vice President/Senior Emerging Markets Analyst, Artha Capital Management, 2005-2006; Director/Portfolio Manager, CDP Capital, 2002-2005.

37.	Director of Pension Analytics, Merrill Lynch, 2006-2008; Managing Director, Pension, Investment and Insurance Resource, LLC, 2006; Investment Director, Watson Wyatt Investment Consulting, 2003-2006.

38.	Vice President, Galleon Group, 2005-2006; Analyst, Hambrecht & Quist Capital Management, 2003-2005; Junior Analyst, Durus Capital Management, 2003; Anesthesiologist, Beth Israel Deaconess Medical Center, Harvard Medical School, 2002-2003.

39.	Investment Manager, Pictet Asset Management Limited, 2004-2007; Summer Intern, Ritchie Capital Management, LLC, 2003; Senior Investment Associate, Putnam Investments, 1999-2002.

40.	Portfolio Manager, Merrill Lynch Investment Managers, 2001-2007.

41.	Equity Analyst, Evergreen Investment Management Company, 2004-2006.

42.	Vice President, Assurant, 2006-2007; Assistant Vice President - Senior Research Analyst, Delaware Investments, 2002-2006.

Item 27.	Principal Underwriters.

	(a)(1)	Delaware Distributors, L.P. serves as principal underwriter for all the mutual funds in the
Delaware Investments Family of Funds.

	(a)(2)	Information with respect to each officer and partner of the principal underwriter and the Registrant is provided below. Unless otherwise noted, the principal business address of each officer and partner of Delaware Distributors, L.P. is 2005 Market Street, Philadelphia, PA 19103-7094.

	Name and Principal Business	Positions and Offices with	Positions and Offices with
	Address	Underwriter	Registrant

	Delaware Distributors, Inc.	General Partner	None

	Delaware Capital Management	Limited Partner	None

	Delaware Investment Advisers	Limited Partner	None

	Theodore K. Smith	President	None

	Philip N. Russo	Executive Vice President	None

	Douglas L. Anderson	Senior Vice President	None

	Jeffrey M. Kellogg	Senior Vice President	None

	Brian L. Murray, Jr.	Senior Vice President	Senior Vice President/Chief
Compliance Officer

	David P. O’Connor	Senior Vice PresidentGeneral	Senior Vice President/Strategic
		Counsel	Investment Relationships and
Initiatives/General Counsel

	Richard Salus	Senior Vice	Senior Vice President/Chief Financial
		President/Controller/Treasurer/Financ	Officer
ial Operations Principal

	Trevor M. Blum	Vice President	None

	Mary Ellen M. Carrozza	Vice President	None

	Anthony G. Ciavarelli	Vice President/Assistant Secretary	Vice President/Associate General
Counsel/Assistant Secretary

	David F. Connor	Vice President/Secretary	Vice President/Deputy General
Counsel/Secretary

	Cori E. Daggett	Vice President/Assistant Secretary

	Daniel V. Geatens	Vice President

	Edward M. Grant	Vice President	None

	Audrey Kohart	Vice President	Vice President - Financial Planning
and Reporting

	Marlene D. Petter	Vice President	None

	Richard D. Seidel	Vice President/Assistant	None
Controller/Assistant Treasurer

	Michael T. Taggart	Vice President	None

	Molly Thompson	Vice President	None

	Kathryn R. Williams	Vice President/ Assistant Secretary	Vice President/Associate General
Counsel/Assistant Secretary

(b)(1)	Lincoln Financial Distributors, Inc. (“LFD”) serves as financial intermediary wholesaler for all the mutual funds in the Delaware Investments Family of Funds.

(b)(2)	Information with respect to each officer and partner of LFD and the Registrant is provided below.

Unless otherwise noted, the principal business address of each officer and partner of LFD is 130 North Radnor-Chester Road, Radnor, PA 19087.

Name and Principal Business		Positions and Offices with
Address	Positions and Office with LFD	Registrant

(Vacant)	President and Chief Executive Officer	None

David M. Kittredge	Senior Vice President	None

Nancy Briguglio	Vice President	None

Patrick J. Caulfield	Vice President;Chief Compliance	None
Officer

Randal J. Freitag	Vice President;Treasurer	None

Deana M. Friedt	Vice President	None

Amy W. Hester	Vice President	None

Daniel P. Hickey[1]	Vice President	None

Karina Istvan	Vice President	None

Sharon G. Marnien	Vice President	None

Thomas F. Murray	Vice President	None

James Ryan	Vice President	None

Keith J. Ryan	Vice President and Chief Financial	None
Officer

Joel Schwartz	Vice President	None

Marjorie Snelling	Vice President	None

[1] 350 Church Street, Hartford, CT 06103

(c)	Not applicable.

Item 28.	Location of Accounts and Records. All accounts and records required to be maintained by Section 31(a)
of the Investment Company Act of 1940 and the rules under that section are maintained at 2005 Market
Street, Philadelphia, PA 19103-7094 and 430 W. 7th Street, Kansas City, MO 64105.

Item 29.	Management Services. None.

Item 30.	Undertakings. Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Philadelphia and Commonwealth of Pennsylvania on this 29th day of December, 2008.

VOYAGEUR MUTUAL FUNDS

By:	/s/ Patrick P. Coyne
Patrick P. Coyne
Chairman/President/Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature		Title	Date

/s/ Patrick P. Coyne		Chairman/President/Chief Executive Officer	December 29, 2008

Patrick P. Coyne		(Principal Executive Officer) and Trustee

Thomas L. Bennett	*	Trustee	December 29, 2008

Thomas L. Bennett

John A. Fry	*	Trustee	December 29, 2008

John A. Fry

Anthony D. Knerr	*	Trustee	December 29, 2008

Anthony D. Knerr

Lucinda S. Landreth	*	Trustee	December 29, 2008

Lucinda S. Landreth

Ann R. Leven	*	Trustee	December 29, 2008

Ann R. Leven

Thomas F. Madison	*	Trustee	December 29, 2008

Thomas F. Madison

Janet L. Yeomans	*	Trustee	December 29, 2008

Janet L. Yeomans

J. Richard Zecher	*	Trustee	December 29, 2008

J. Richard Zecher

Richard Salus	*	Senior Vice President/Chief Financial Officer	December 29, 2008

Richard Salus		(Principal Financial Officer)

*By:	/s/ Patrick P. Coyne Patrick P. Coyne as Attorney-in-Fact for each of the persons indicated (Pursuant to Powers of Attorney previously filed)

SECURITIES AND EXCHANGE COMMISSION WASHINGTON, D.C. 20549

EXHIBITS
TO
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

INDEX TO EXHIBITS
(Voyageur Mutual Funds N-1A)
Exhibit No.	Exhibit

EX-99.i.2	Opinion and Consent of Counsel
EX-99.j	Consent of Independent Registered Public Accounting Firm (December 2008)